Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of
	December 31, 2021	December 31, 2022
Accounts receivable, gross – current	1,106,760	452,783
Less: allowance for credit losses (1)	(335,841)	(335,374)

Accounts receivable, net	770,919	117,409

Schedule of Allowance for Credit Losses
Movement of allowance for credit losses was as follows:

	Year ended December 31,
	2020	2021 (1)	2022
At beginning of the period	—	(86,698)	(335,841)
ASC 326 Adoption impact	(6,889)	—	—
(Additional) reversal provisions	(79,809)	(249,143)	467

At the end of the period	(86,698)	(335,841)	(335,374)

(1)
The allowance for credit losses reflects the Group’s estimated probable incurred losses and includes the adoption impact of RMB6.9 million which was recorded to the accumulated deficit on January 1, 2020. The Group assesses the creditworthiness and collectability of the portfolios of respective accounts receivables, mainly based on credit risk, industry risk, historical collection pattern, payment terms and reputations of respective customers with accounts receivable, using an established systematic process on a pooled basis within each credit risk levels of the customers. When assigning customers into different credit risk levels, factors like capital condition, reputation, industry, collection history, and external credit references of the customers are considered. In the consideration of above factors, the Group determines that each portfolio of respective accounts receivables subject to credit losses within each credit risk level is homogenous with similar credit characteristics.